Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Treasury Stock at Cost
Balance at Apr. 30, 2016	$ 603,510	$ 112	$ 1,738,034	$ 151	$ (24,349)	$ (1,110,438)
Net income (loss)	22,023				22,023
Postretirement plan liability, net of tax	164			164
Exercise of 31 common stock options	312		312
Stock options and restricted stock tax benefits	1,110		1,110
Stock-based compensation expense	6,299		6,299
Cash dividends declared/paid	(43,887)				(43,887)
Accrued dividends for long-term incentive awards	(212)				(212)
Purchase of treasury stock related to stock-based compensation, 161 shares in 2019, 88 shares in 2018 and 248 shares in 2017	(2,694)					(2,694)
Treasury stock repurchase plan, 2,020 shares	(23,281)					(23,281)
Distribution of Rabbi Trust shares (see Note 3)			(15,342)			15,342
Tax benefit from distribution of Rabbi Trust	10,967		10,967
Balance at Apr. 29, 2017	574,311	112	1,741,380	315	(46,425)	(1,121,071)
Net income (loss)	(125,480)				(125,480)
Postretirement plan liability, net of tax	(39)			(39)
Stock-based compensation expense	6,865		6,865
Cash dividends declared/paid	(43,638)				(43,638)
Accrued dividends for long-term incentive awards	(848)				(848)
Purchase of treasury stock related to stock-based compensation, 161 shares in 2019, 88 shares in 2018 and 248 shares in 2017	(653)					(653)
Adoption of - ASU 2016-09 in 2018 and ASU 2014-09 (see Note 1) in 2019	1,465		1,310		155
Balance at Apr. 28, 2018	411,983	112	1,749,555	276	(216,236)	(1,121,724)
Net income (loss)	3,769				3,769
Postretirement plan liability, net of tax	22			22
Stock-based compensation expense	3,975		3,975
Cash dividends declared/paid	(43,874)				(43,874)
Accrued dividends for long-term incentive awards	(526)				(526)
Purchase of treasury stock related to stock-based compensation, 161 shares in 2019, 88 shares in 2018 and 248 shares in 2017	(896)					(896)
Adoption of - ASU 2016-09 in 2018 and ASU 2014-09 (see Note 1) in 2019	70,044				70,044
Balance at Apr. 27, 2019	$ 444,497	$ 112	$ 1,753,530	$ 298	$ (186,823)	$ (1,122,620)